American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
April 30, 2024

Focused Dynamic Growth - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.4%
Rocket Lab USA, Inc.(1)(2)	1,826,280	6,866,813
Automobiles — 4.9%
Tesla, Inc.(1)	430,588	78,918,169
Beverages — 2.8%
Boston Beer Co., Inc., Class A(1)	28,032	7,804,389
Constellation Brands, Inc., Class A	147,924	37,492,817
		45,297,206
Biotechnology — 8.9%
Alnylam Pharmaceuticals, Inc.(1)	188,760	27,172,002
Argenx SE, ADR(1)	61,489	23,089,119
Ascendis Pharma AS, ADR(1)	130,480	18,063,651
Blueprint Medicines Corp.(1)	203,026	18,544,395
Regeneron Pharmaceuticals, Inc.(1)	62,912	56,033,202
		142,902,369
Broadline Retail — 10.8%
Amazon.com, Inc.(1)	988,002	172,900,350
Capital Markets — 1.0%
S&P Global, Inc.	38,861	16,159,569
Energy Equipment and Services — 1.8%
Cactus, Inc., Class A	571,067	28,347,766
Entertainment — 3.3%
Netflix, Inc.(1)	95,331	52,493,062
Financial Services — 5.7%
Adyen NV(1)	7,659	9,175,483
Block, Inc.(1)	474,945	34,670,985
Mastercard, Inc., Class A	103,304	46,610,764
		90,457,232
Health Care Equipment and Supplies — 3.5%
Intuitive Surgical, Inc.(1)	150,085	55,624,503
Hotels, Restaurants and Leisure — 5.1%
Chipotle Mexican Grill, Inc.(1)	22,016	69,561,754
DoorDash, Inc., Class A(1)	87,985	11,372,941
		80,934,695
Interactive Media and Services — 12.1%
Alphabet, Inc., Class C(1)	1,176,740	193,738,473
IT Services — 4.0%
Okta, Inc.(1)	527,976	49,091,208
Shopify, Inc., Class A(1)	211,033	14,814,517
		63,905,725
Machinery — 1.7%
FANUC Corp.	325,000	9,626,267
Westinghouse Air Brake Technologies Corp.	107,217	17,270,514
		26,896,781
Pharmaceuticals — 0.5%
Structure Therapeutics, Inc., ADR(1)	199,297	7,860,274
Professional Services — 1.7%
Paylocity Holding Corp.(1)	88,946	13,800,861
Verisk Analytics, Inc.	59,457	12,959,248
		26,760,109

Semiconductors and Semiconductor Equipment — 16.4%
Astera Labs, Inc.(1)	59,058	5,005,756
Monolithic Power Systems, Inc.	42,806	28,651,340
NVIDIA Corp.	264,131	228,214,467
		261,871,563
Software — 15.2%
Bill Holdings, Inc.(1)	111,886	6,977,211
Cadence Design Systems, Inc.(1)	113,543	31,295,857
DocuSign, Inc.(1)	264,244	14,956,210
HubSpot, Inc.(1)	64,872	39,239,127
Microsoft Corp.	214,663	83,574,746
Salesforce, Inc.	249,153	67,007,208
		243,050,359
TOTAL COMMON STOCKS (Cost $886,651,102)		1,594,985,018
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,871	14,871
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,304,924	7,304,924
		7,319,795
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $291,186), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $286,408)		286,366
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $3,481,556), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $3,413,502)		3,413,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 4.875%, 9/15/25 - 1/31/28, valued at $1,168,151), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $1,145,169)		1,145,000
		4,844,366
TOTAL SHORT-TERM INVESTMENTS (Cost $12,164,161)		12,164,161
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $898,815,263)		1,607,149,179
OTHER ASSETS AND LIABILITIES — (0.6)%		(9,780,256)
TOTAL NET ASSETS — 100.0%		$1,597,368,923

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	265,240	USD	288,652	Bank of America N.A.	6/28/24	$(4,924)
EUR	217,734	USD	232,422	Bank of America N.A.	6/28/24	489
EUR	1,001,031	USD	1,073,126	Bank of America N.A.	6/28/24	(2,317)
USD	391,417	EUR	359,860	Bank of America N.A.	6/28/24	6,472
USD	1,431,066	EUR	1,316,047	Bank of America N.A.	6/28/24	23,284
USD	353,120	EUR	324,659	Bank of America N.A.	6/28/24	5,831
USD	583,582	EUR	540,173	Bank of America N.A.	6/28/24	5,755
USD	797,530	EUR	741,904	Bank of America N.A.	6/28/24	3,911
USD	1,430,695	EUR	1,316,047	JPMorgan Chase Bank N.A.	6/28/24	22,913
USD	1,431,460	EUR	1,316,047	Morgan Stanley	6/28/24	23,678
						$85,092

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,866,629. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,304,924.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,576,183,268	$18,801,750	—
Short-Term Investments	7,319,795	4,844,366	—
	$1,583,503,063	$23,646,116	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$92,333	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,241	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.